ENTITY-WIDE DISCLOSURES ENTITY-WIDE DISCLOSURES (Tables)	12 Months Ended
Dec. 30, 2018
Entity-wide disclosures [Abstract]
Disclosure of geographical areas
Property, plant and equipment, intangible assets, and goodwill, were allocated to geographic areas as follows:

	December 30, 2018	December 31, 2017

United States	$455,491	$487,228
Canada	132,045	141,820
Honduras	387,301	386,348
Caribbean Basin	544,282	559,422
Other	92,291	89,176
	$1,611,410	$1,663,994

Disclosure of major customers
ustomers accounting for at least 10% of total net sales for the fiscal years ended December 30, 2018 and December 31, 2017 were as follows.

	2018	2017

Customer A	19.0%	16.5%
Customer B	10.0%	7.6%
Customer C	7.6%	11.9%